Significant accounting policies, judgements, estimates and assumptions - Significant judgement: supplier financing arrangements (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Committed Letter Of Credit Facilities [Member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Trade payables	$ 9,520	$ 9,154